SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
2022 (remaining three months)	$ 675,033	$ 2,572,637
2023	2,593,309	1,995,148
2024	2,331,433	1,688,859
2025	1,995,684	1,504,408
2026	1,092,715	1,177,509
Thereafter	2,041,925	2,934,186
Total undiscounted operating lease payments	10,730,099	11,872,747
Less: Imputed interest	(914,686)	(1,602,391)
Present value of operating lease liabilities	$ 9,815,413	$ 10,270,356		$ 2,998,551
Greens Natural Foods, Inc. [Member]
2022 (remaining three months)			$ 432,127	1,706,695
2023			1,774,056	1,557,868
2024			1,232,391	1,227,570
2025			982,606	1,005,515
2026			859,607	908,237
Thereafter			1,296,758
Total undiscounted operating lease payments			6,577,545	8,406,202
Less: Imputed interest			(541,441)
Present value of operating lease liabilities			$ 6,036,104	1,317,182
Lessee operating lease liability payments due after year thereafter				$ 2,000,317